Net Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenues
Schedule of distribution of net consolidated revenues by segment

	Thousands of Euros
	31/12/2022	31/12/2021 (*)	31/12/2020 (*)
Biopharma	5,005,382	3,814,983	4,242,502
Diagnostic	671,292	779,108	775,889
Bio supplies	146,076	115,811	133,221
Others	250,165	266,461	222,521
Intersegments	(8,948)	(43,245)	(34,095)
	6,063,967	4,933,118	5,340,038

Schedule of geographical distribution of net consolidated revenues

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
USA and Canada	3,855,607	3,154,549	3,599,746
Spain	320,631	362,407	339,169
European Union	711,579	544,042	495,323
Rest of the world	1,176,150	872,120	905,800
Consolidated	6,063,967	4,933,118	5,340,038

Schedule of discounts and other reductions in gross income

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Gross sales	7,720,463	6,234,277	6,806,005
Chargebacks	(1,402,218)	(1,101,896)	(1,247,153)
Cash discounts	(76,547)	(60,019)	(68,912)
Volume rebates	(66,280)	(49,043)	(57,858)
Medicare and Medicaid	(64,438)	(53,440)	(61,089)
Other discounts	(47,013)	(36,761)	(30,955)
Net sales	6,063,967	4,933,118	5,340,038

Schedule of movement in discounts and other reductions in gross income

Movement in discounts and other reductions in gross income during 2022 is as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2021	159,846	5,701	21,246	25,614	10,585	222,992
Current estimate related to sales made in current and previous periods	1,402,218	76,547	66,280	64,438	47,013	1,656,496	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,196,670)	(69,960)	(43,494)	(43,332)	(28,818)	(1,382,274)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	(109,726)	(6,442)	(21,501)	(21,271)	(2,935)	(161,875)	(3)
Translation differences	8,845	338	1,034	1,587	138	11,942
Balance at 31 December 2022	264,513	6,184	23,565	27,036	25,983	347,281
(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period

Movement in discounts and other reductions to gross income during 2021 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2020	190,869	6,795	29,670	28,451	11,763	267,548
Current estimate related to sales made in current and previous periods	1,101,896	60,019	49,043	53,440	36,761	1,301,159	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,080,304)	(54,554)	(29,617)	(42,890)	(27,036)	(1,234,401)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	(65,681)	(6,964)	(29,304)	(15,422)	(11,057)	(128,428)	(3)
Translation differences	13,066	405	1,454	2,035	154	17,114
Balance at 31 December 2021	159,846	5,701	21,246	25,614	10,585	222,992

Movement in discounts and other reductions to gross income during 2020 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2019	90,488	5,897	28,705	18,911	15,071	159,072
Current estimate related to sales made in current and previous periods	1,247,153	68,912	57,858	61,089	30,955	1,465,967	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,033,053)	(61,387)	(27,798)	(34,564)	(30,509)	(1,187,311)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	(97,504)	(6,030)	(26,481)	(14,526)	(3,615)	(148,156)	(3)
Translation differences	(16,215)	(597)	(2,614)	(2,459)	(139)	(22,024)
Balance at 31 December 2020	190,869	6,795	29,670	28,451	11,763	267,548